Fundstrat Granny Shots US Large Cap ETF

Schedule of Investments

January 31, 2026 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Banking - 5.5%
JPMorgan Chase & Co.	341,164	$104,358,656
PNC Financial Services Group, Inc.	588,444	131,399,545
		235,758,201

Consumer Discretionary Products - 2.5%
Tesla, Inc.(a)	255,257	109,865,165

Consumer Staple Products - 2.9%
Monster Beverage Corp.(a)	1,531,392	123,675,218

Financial Services - 14.5%
American Express Co.	292,621	103,052,338
Bank of New York Mellon Corp.	966,252	115,872,940
Goldman Sachs Group, Inc.	131,179	122,706,148
Robinhood Markets, Inc. - Class A(a)	847,500	84,309,300
S&P Global, Inc.	219,635	115,921,157
SoFi Technologies, Inc.(a)	3,495,029	79,721,611
		621,583,494

Industrial Products - 18.8%
Axon Enterprise, Inc.(a)	191,807	92,754,029
Caterpillar, Inc.	189,011	124,248,271
Deere & Co.	226,493	119,588,304
Eaton Corp. PLC	297,466	104,535,502
Emerson Electric Co.	820,615	120,597,580
GE Aerospace	356,568	109,391,497
GE Vernova, Inc.	189,057	137,325,333
		808,440,516

Industrial Services - 2.7%
Quanta Services, Inc.	242,450	115,074,043

Media - 10.3%
Alphabet, Inc. - Class A	384,341	129,907,258
Expedia Group, Inc. - Class A	402,190	106,516,000
Meta Platforms, Inc. - Class A	179,392	128,534,368
Netflix, Inc.(a)	957,790	79,965,887
		444,923,513

Retail & Wholesale - Discretionary - 5.1%
Amazon.com, Inc.(a)	447,020	106,971,886
TJX Cos., Inc.	745,439	111,674,216
		218,646,102

Retail & Wholesale - Staples - 2.6%
Costco Wholesale Corp.	119,172	$112,051,473

Software & Tech Services - 12.5%
Cadence Design Systems, Inc.(a)	342,935	101,632,217
CrowdStrike Holdings, Inc. - Class A(a)	199,529	88,073,098
Microsoft Corp.	218,832	94,161,221
Palantir Technologies, Inc. - Class A(a)	603,955	88,533,764
Palo Alto Networks, Inc.(a)	514,538	91,057,790
Strategy, Inc. - Class A(a)	484,716	72,566,832
		536,024,922

Tech Hardware & Semiconductors - 19.0%
Advanced Micro Devices, Inc.(a)	420,207	99,475,603
Apple, Inc.	398,570	103,420,944
Arista Networks, Inc.(a)	813,989	115,374,801
Broadcom, Inc.	308,272	102,130,514
KLA Corp.	91,145	130,149,591
Lam Research Corp.	681,826	159,179,098
NVIDIA Corp.	568,793	108,713,406
		818,443,957

Utilities - 2.3%
Vistra Corp.	615,057	97,394,276

TOTAL COMMON STOCKS (Cost $3,871,859,806)		4,241,880,880

SHORT-TERM INVESTMENTS - 1.3%
Money Market Funds - 1.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.61%(b)	55,861,806	55,861,806

TOTAL SHORT-TERM INVESTMENTS (Cost $55,861,806)		55,861,806

TOTAL INVESTMENTS - 100.0% (Cost $3,927,721,612)		$4,297,742,686
Other Assets in Excess of Liabilities - 0.0%(c)		551,164
TOTAL NET ASSETS - 100.0%		$4,298,293,850

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of January 31, 2026.
(c)	Does not round to 0.1% or (0.1)%, as applicable.